Bank Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Bank premises and equipment
Less: accumulated depreciation	$ (601,991)	$ (579,387)
Bank premises and equipment, net	428,221	437,094
Bank buildings and improvements
Bank premises and equipment
Bank premises and equipment, gross	$ 588,093	582,075
Bank buildings and improvements | Minimum
Bank premises and equipment
Estimated useful lives	5 years
Bank buildings and improvements | Maximum
Bank premises and equipment
Estimated useful lives	39 years
Furniture, equipment and vehicles
Bank premises and equipment
Bank premises and equipment, gross	$ 331,200	325,855
Furniture, equipment and vehicles | Minimum
Bank premises and equipment
Estimated useful lives	1 year
Furniture, equipment and vehicles | Maximum
Bank premises and equipment
Estimated useful lives	20 years
Land
Bank premises and equipment
Bank premises and equipment, gross	$ 110,919	$ 108,551